Financial instruments classification - Summary of financial instruments of the consolidated statements of financial position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	S/ 3,499,632	S/ 2,438,026
Financial assets, debt instruments measured at fair value through other comprehensive income	17,921,275	18,153,492
Financial assets, equity instruments measured at fair value through other comprehensive income	623,718	1,373,548
Financial assets at amortized cost	64,217,975	62,684,768
Total	86,262,600	84,649,834
Financial liabilities at fair value through profit or loss	413,797	271,326
Financial liabilities at amortized cost	79,786,026	78,868,378
Total	80,199,823	79,139,704
Deposits And Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	48,897,944	47,149,275
Total	48,897,944	47,149,275
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	0	28,971
Total		28,971
Due To Banks And Correspondents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	8,522,849	9,660,877
Total	8,522,849	9,660,877
Bonds Notes And Other Obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	8,389,672	7,778,751
Total	8,389,672	7,778,751
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	152,423	16,320
Total	152,423	16,320
Insurance contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	11,958,058	12,501,723
Total	11,958,058	12,501,723
Other accounts payable and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	413,797	271,326
Financial liabilities at amortized cost	1,865,080	1,732,461
Total	2,278,877	2,003,787
Cash and due from banks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	17,104,465	18,765,482
Total	17,104,465	18,765,482
Inter Bank Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	30,002	18,105
Total	30,002	18,105
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	2,706,271	2,042,777
Financial assets, debt instruments measured at fair value through other comprehensive income	17,921,275	18,153,492
Financial assets, equity instruments measured at fair value through other comprehensive income	623,718	1,373,548
Financial assets at amortized cost	3,296,030	2,707,298
Total	24,547,294	24,277,115
Loans Net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	43,005,583	40,519,423
Total	43,005,583	40,519,423
Due from customers on acceptances
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	152,423	16,320
Total	152,423	16,320
Other accounts receivable and other assets, net [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	793,361	395,249
Financial assets at amortized cost	629,472	658,140
Total	S/ 1,422,833	S/ 1,053,389